PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) as of October 31, 2019
Description	Shares	Value
Long-Term Investments 96.4%
Common Stocks 93.8%
Aerospace & Defense 2.3%
AAR Corp.	43	$ 1,795
Aerojet Rocketdyne Holdings, Inc.*	130	5,620
AeroVironment, Inc.*	34	1,971
Arconic, Inc.	590	16,207
Axon Enterprise, Inc.*	100	5,113
Boeing Co. (The)	872	296,402
Cubic Corp.	50	3,687
Curtiss-Wright Corp.	68	9,197
General Dynamics Corp.	383	67,714
Huntington Ingalls Industries, Inc.	70	15,796
L3Harris Technologies, Inc.	363	74,891
Lockheed Martin Corp.	407	153,309
Mercury Systems, Inc.*	90	6,629
Moog, Inc. (Class A Stock)	58	4,855
National Presto Industries, Inc.	8	689
Northrop Grumman Corp.	258	90,940
Park Aerospace Corp.	23	391
Raytheon Co.	455	96,556
Teledyne Technologies, Inc.*	59	19,446
Textron, Inc.	370	17,053
TransDigm Group, Inc.	82	43,155
Triumph Group, Inc.	40	831
United Technologies Corp.	1,320	189,526
		1,121,773
Air Freight & Logistics 0.5%
Atlas Air Worldwide Holdings, Inc.*	30	658
C.H. Robinson Worldwide, Inc.	216	16,338
Echo Global Logistics, Inc.*	20	398
Expeditors International of Washington, Inc.	280	20,423
FedEx Corp.	395	60,301
Forward Air Corp.	40	2,767
Hub Group, Inc. (Class A Stock)*	60	2,748
United Parcel Service, Inc. (Class B Stock)	1,140	131,294
XPO Logistics, Inc.*	160	12,224
		247,151
Airlines 0.4%
Alaska Air Group, Inc.	203	14,094
Allegiant Travel Co.	23	3,849

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Airlines (cont’d.)
American Airlines Group, Inc.	646	$ 19,419
Delta Air Lines, Inc.	930	51,224
Hawaiian Holdings, Inc.	80	2,289
JetBlue Airways Corp.*	470	9,071
SkyWest, Inc.	80	4,764
Southwest Airlines Co.	780	43,781
United Airlines Holdings, Inc.*	370	33,611
		182,102
Auto Components 0.2%
Adient PLC	120	2,543
American Axle & Manufacturing Holdings, Inc.*	120	1,003
Aptiv PLC	420	37,611
BorgWarner, Inc.	320	13,338
Cooper Tire & Rubber Co.	63	1,779
Cooper-Standard Holdings, Inc.*	28	892
Dana, Inc.	210	3,408
Delphi Technologies PLC	113	1,380
Dorman Products, Inc.*	50	3,597
Fox Factory Holding Corp.*	60	3,656
Garrett Motion, Inc. (Switzerland)*	99	941
Gentex Corp.	380	10,659
Gentherm, Inc.*	40	1,671
Goodyear Tire & Rubber Co. (The)	340	5,396
LCI Industries	47	4,565
Motorcar Parts of America, Inc.*	20	381
Standard Motor Products, Inc.	28	1,466
Visteon Corp.*	40	3,721
		98,007
Automobiles 0.3%
Ford Motor Co.	6,320	54,289
General Motors Co.	2,030	75,435
Harley-Davidson, Inc.	240	9,338
Thor Industries, Inc.	84	5,314
Winnebago Industries, Inc.	50	2,403
		146,779

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Banks 5.4%
Allegiance Bancshares, Inc.*	30	$ 998
Ameris Bancorp	106	4,542
Associated Banc-Corp.	221	4,444
Banc of California, Inc.	30	413
BancorpSouth Bank	120	3,680
Bank of America Corp.	13,576	424,522
Bank of Hawaii Corp.	60	5,239
Bank OZK	160	4,490
Banner Corp.	50	2,699
BB&T Corp.	1,243	65,941
Berkshire Hills Bancorp, Inc.	55	1,707
Boston Private Financial Holdings, Inc.	70	788
Brookline Bancorp, Inc.	63	989
Cadence BanCorp	200	3,076
Cathay General Bancorp	120	4,268
Central Pacific Financial Corp.	20	578
Citigroup, Inc.	3,670	263,726
Citizens Financial Group, Inc.	726	25,526
City Holding Co.	20	1,587
Columbia Banking System, Inc.	115	4,520
Comerica, Inc.	247	16,159
Commerce Bancshares, Inc.	169	10,877
Community Bank System, Inc.	94	6,371
Cullen/Frost Bankers, Inc.	100	9,008
Customers Bancorp, Inc.*	20	472
CVB Financial Corp.	170	3,533
Eagle Bancorp, Inc.	50	2,257
East West Bancorp, Inc.	220	9,442
Fifth Third Bancorp	1,178	34,256
First BanCorp. (Puerto Rico)	300	3,156
First Commonwealth Financial Corp.	100	1,409
First Financial Bancorp	115	2,696
First Financial Bankshares, Inc.	220	7,322
First Horizon National Corp.	460	7,346
First Midwest Bancorp, Inc.	130	2,670
First Republic Bank	278	29,568
FNB Corp.	470	5,668
Franklin Financial Network, Inc.	30	998
Fulton Financial Corp.	250	4,265
Glacier Bancorp, Inc.	133	5,629
Great Western Bancorp, Inc.	86	2,999
Hancock Whitney Corp.	152	5,928

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Hanmi Financial Corp.	20	$ 385
Heritage Financial Corp.	35	964
Home BancShares, Inc.	220	4,066
Hope Bancorp, Inc.	170	2,426
Huntington Bancshares, Inc.	1,630	23,032
Independent Bank Corp.	55	4,514
International Bancshares Corp.	80	3,277
JPMorgan Chase & Co.	5,183	647,460
KeyCorp	1,620	29,111
LegacyTexas Financial Group, Inc.	70	2,978
M&T Bank Corp.	227	35,532
National Bank Holdings Corp. (Class A Stock)	53	1,823
NBT Bancorp, Inc.	53	2,107
OFG Bancorp (Puerto Rico)	40	812
Old National Bancorp	230	4,139
Opus Bank	20	496
Pacific Premier Bancorp, Inc.	70	2,363
PacWest Bancorp	190	7,028
People’s United Financial, Inc.	690	11,157
Pinnacle Financial Partners, Inc.	120	7,058
PNC Financial Services Group, Inc. (The)	729	106,944
Preferred Bank	20	1,066
Prosperity Bancshares, Inc.	110	7,592
Regions Financial Corp.	1,590	25,599
S&T Bancorp, Inc.	46	1,732
Seacoast Banking Corp. of Florida*	60	1,680
ServisFirst Bancshares, Inc.	80	2,800
Signature Bank	90	10,649
Simmons First National Corp. (Class A Stock)	120	2,870
Southside Bancshares, Inc.	31	1,068
Sterling Bancorp	315	6,190
SunTrust Banks, Inc.	720	49,205
SVB Financial Group*	84	18,604
Synovus Financial Corp.	250	8,468
TCF Financial Corp.	231	9,145
Texas Capital Bancshares, Inc.*	90	4,865
Tompkins Financial Corp.	20	1,750
Triumph Bancorp, Inc.*	30	974
Trustmark Corp.	90	3,089
U.S. Bancorp	2,334	133,085
UMB Financial Corp.	66	4,307
Umpqua Holdings Corp.	310	4,904

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
United Bankshares, Inc.	172	$ 6,801
United Community Banks, Inc.	100	3,021
Valley National Bancorp	530	6,137
Veritex Holdings, Inc.	49	1,206
Webster Financial Corp.	140	6,174
Wells Fargo & Co.	6,491	335,130
Westamerica Bancorporation	40	2,641
Wintrust Financial Corp.	90	5,744
Zions Bancorp NA	294	14,250
		2,574,180
Beverages 1.6%
Boston Beer Co., Inc. (The) (Class A Stock)*	20	7,489
Brown-Forman Corp. (Class B Stock)	307	20,115
Coca-Cola Co. (The)	6,250	340,188
Coca-Cola Consolidated, Inc.	12	3,292
Constellation Brands, Inc. (Class A Stock)	278	52,912
MGP Ingredients, Inc.	17	729
Molson Coors Brewing Co. (Class B Stock)	300	15,816
Monster Beverage Corp.*	638	35,811
National Beverage Corp.	20	879
PepsiCo, Inc.	2,271	311,513
		788,744
Biotechnology 2.1%
AbbVie, Inc.	2,424	192,829
Acorda Therapeutics, Inc.*	40	66
Alexion Pharmaceuticals, Inc.*	364	38,366
AMAG Pharmaceuticals, Inc.*	20	194
Amgen, Inc.	972	207,279
Anika Therapeutics, Inc.*	22	1,549
Arrowhead Pharmaceuticals, Inc.*	140	5,607
Biogen, Inc.*	302	90,210
Celgene Corp.*	1,154	124,667
Cytokinetics, Inc.*	30	349
Eagle Pharmaceuticals, Inc.*	18	1,129
Emergent BioSolutions, Inc.*	80	4,573
Enanta Pharmaceuticals, Inc.*	26	1,583
Exelixis, Inc.*	480	7,416
Genomic Health, Inc.*	30	2,000

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.	2,054	$ 130,860
Incyte Corp.*	290	24,337
Ligand Pharmaceuticals, Inc.*	31	3,373
Medicines Co. (The)*	130	6,824
Momenta Pharmaceuticals, Inc.*	110	1,703
Myriad Genetics, Inc.*	90	3,030
Progenics Pharmaceuticals, Inc.*	40	212
Regeneron Pharmaceuticals, Inc.*	136	41,654
REGENXBIO, Inc.*	50	1,784
Repligen Corp.*	70	5,564
Spectrum Pharmaceuticals, Inc.*	95	737
United Therapeutics Corp.*	70	6,289
Vanda Pharmaceuticals, Inc.*	70	946
Vertex Pharmaceuticals, Inc.*	420	82,102
Xencor, Inc.*	70	2,395
		989,627
Building Products 0.4%
A.O. Smith Corp.	220	10,930
AAON, Inc.	53	2,579
Allegion PLC	156	18,102
American Woodmark Corp.*	40	3,966
Apogee Enterprises, Inc.	36	1,351
Fortune Brands Home & Security, Inc.	220	13,211
Gibraltar Industries, Inc.*	59	3,141
Griffon Corp.	25	533
Insteel Industries, Inc.	10	191
Johnson Controls International PLC	1,280	55,462
Lennox International, Inc.	57	14,100
Masco Corp.	470	21,738
Owens Corning	180	11,030
Patrick Industries, Inc.*	30	1,482
PGT Innovations, Inc.*	50	883
Quanex Building Products Corp.	30	579
Resideo Technologies, Inc.*	182	1,734
Simpson Manufacturing Co., Inc.	60	4,958
Trex Co., Inc.*	94	8,262
Universal Forest Products, Inc.	90	4,532
		178,764

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Capital Markets 2.5%
Affiliated Managers Group, Inc.	83	$ 6,630
Ameriprise Financial, Inc.	216	32,592
Bank of New York Mellon Corp. (The)	1,398	65,357
BlackRock, Inc.	198	91,417
Blucora, Inc.*	60	1,298
Cboe Global Markets, Inc.	186	21,418
Charles Schwab Corp. (The)	1,888	76,860
CME Group, Inc.	583	119,952
Donnelley Financial Solutions, Inc.*	20	226
E*TRADE Financial Corp.	385	16,089
Eaton Vance Corp.	170	7,752
Evercore, Inc. (Class A Stock)	60	4,418
FactSet Research Systems, Inc.	62	15,718
Federated Investors, Inc. (Class B Stock)	140	4,472
Franklin Resources, Inc.	450	12,398
Goldman Sachs Group, Inc. (The)	533	113,732
Greenhill & Co., Inc.	20	324
Interactive Brokers Group, Inc. (Class A Stock)	115	5,471
Intercontinental Exchange, Inc.	914	86,208
INTL. FCStone, Inc.*	20	800
Invesco Ltd.	600	10,092
Janus Henderson Group PLC (United Kingdom)	248	5,736
Legg Mason, Inc.	140	5,216
MarketAxess Holdings, Inc.	61	22,484
Moody’s Corp.	267	58,924
Morgan Stanley	2,040	93,942
MSCI, Inc.	144	33,777
Nasdaq, Inc.	198	19,754
Northern Trust Corp.	355	35,386
Piper Jaffray Cos.	26	2,042
Raymond James Financial, Inc.	216	18,034
S&P Global, Inc.	401	103,454
SEI Investments Co.	210	12,583
State Street Corp.	600	39,642
Stifel Financial Corp.	110	6,158
T. Rowe Price Group, Inc.	380	44,004
Virtus Investment Partners, Inc.	14	1,519
Waddell & Reed Financial, Inc. (Class A Stock)	80	1,325
WisdomTree Investments, Inc.	90	460
		1,197,664

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Chemicals 1.9%
AdvanSix, Inc.*	24	$ 546
Air Products & Chemicals, Inc.	360	76,774
Albemarle Corp.	181	10,994
American Vanguard Corp.	30	419
Ashland Global Holdings, Inc.	102	7,892
Balchem Corp.	50	5,061
Cabot Corp.	90	3,923
Celanese Corp.	210	25,441
CF Industries Holdings, Inc.	360	16,326
Chemours Co. (The)	258	4,234
Corteva, Inc.	1,201	31,682
Dow, Inc.	1,211	61,143
DuPont de Nemours, Inc.	1,201	79,158
Eastman Chemical Co.	230	17,489
Ecolab, Inc.	418	80,285
Ferro Corp.*	100	1,113
FMC Corp.	215	19,673
FutureFuel Corp.	30	370
GCP Applied Technologies, Inc.*	100	2,066
Hawkins, Inc.	10	428
HB Fuller Co.	70	3,416
Ingevity Corp.*	62	5,221
Innophos Holdings, Inc.	30	979
Innospec, Inc.	36	3,289
International Flavors & Fragrances, Inc.	173	21,108
Koppers Holdings, Inc.*	20	642
Kraton Corp.*	52	1,166
Linde PLC (United Kingdom)	878	174,151
Livent Corp.*	191	1,310
LSB Industries, Inc.*	50	212
LyondellBasell Industries NV (Class A Stock)	420	37,674
Minerals Technologies, Inc.	54	2,670
Mosaic Co. (The)	530	10,536
NewMarket Corp.	20	9,710
Olin Corp.	240	4,402
PolyOne Corp.	117	3,750
PPG Industries, Inc.	383	47,921
Quaker Chemical Corp.	20	3,058
Rayonier Advanced Materials, Inc.	60	250
RPM International, Inc.	210	15,210
Scotts Miracle-Gro Co. (The)	70	7,027
Sensient Technologies Corp.	70	4,379

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The)	139	$ 79,552
Stepan Co.	28	2,736
Tredegar Corp.	20	398
Trinseo SA	60	2,550
Valvoline, Inc.	292	6,231
		894,565
Commercial Services & Supplies 0.5%
ABM Industries, Inc.	100	3,646
Brady Corp. (Class A Stock)	80	4,507
Brink’s Co. (The)	80	6,797
Cintas Corp.	136	36,539
Clean Harbors, Inc.*	85	7,009
Copart, Inc.*	340	28,098
Deluxe Corp.	70	3,628
Healthcare Services Group, Inc.	100	2,436
Herman Miller, Inc.	106	4,929
HNI Corp.	50	1,900
Interface, Inc.	60	998
KAR Auction Services, Inc.	210	5,221
Matthews International Corp. (Class A Stock)	40	1,479
Mobile Mini, Inc.	60	2,257
MSA Safety, Inc.	63	7,564
Pitney Bowes, Inc.	210	924
Republic Services, Inc.	360	31,503
Rollins, Inc.	240	9,146
RR Donnelley & Sons Co.	30	131
Stericycle, Inc.*	146	8,410
Team, Inc.*	20	363
Tetra Tech, Inc.	100	8,747
UniFirst Corp.	30	6,025
US Ecology, Inc.	30	1,867
Viad Corp.	30	1,831
Waste Management, Inc.	637	71,478
		257,433
Communications Equipment 1.0%
ADTRAN, Inc.	20	176
Applied Optoelectronics, Inc.*	20	187
Arista Networks, Inc.*	96	23,479

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment (cont’d.)
CalAmp Corp.*	30	$ 337
Ciena Corp.*	256	9,503
Cisco Systems, Inc.	6,896	327,629
Comtech Telecommunications Corp.	32	1,118
Digi International, Inc.*	30	433
Extreme Networks, Inc.*	120	773
F5 Networks, Inc.*	98	14,120
Harmonic, Inc.*	50	389
InterDigital, Inc.	60	3,218
Juniper Networks, Inc.	550	13,651
Lumentum Holdings, Inc.*	130	8,146
Motorola Solutions, Inc.	273	45,405
NETGEAR, Inc.*	50	1,358
NetScout Systems, Inc.*	100	2,422
Plantronics, Inc.	52	2,050
ViaSat, Inc.*	95	6,540
Viavi Solutions, Inc.*	360	5,745
		466,679
Construction & Engineering 0.2%
AECOM*	244	9,763
Aegion Corp.*	20	433
Arcosa, Inc.	73	2,804
Comfort Systems USA, Inc.	57	2,873
Dycom Industries, Inc.*	48	2,188
EMCOR Group, Inc.	100	8,771
Fluor Corp.	200	3,222
Granite Construction, Inc.	60	1,412
Jacobs Engineering Group, Inc.	220	20,588
MasTec, Inc.*	110	6,924
MYR Group, Inc.*	20	688
Quanta Services, Inc.	220	9,251
Valmont Industries, Inc.	35	4,802
		73,719
Construction Materials 0.1%
Eagle Materials, Inc.	73	6,668
Martin Marietta Materials, Inc.	105	27,500

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Construction Materials (cont’d.)
U.S. Concrete, Inc.*	20	$ 1,045
Vulcan Materials Co.	216	30,860
		66,073
Consumer Finance 0.6%
American Express Co.	1,106	129,712
Capital One Financial Corp.	775	72,269
Discover Financial Services	524	42,056
Encore Capital Group, Inc.*	50	1,659
Enova International, Inc.*	40	940
EZCORP, Inc. (Class A Stock)*	40	210
FirstCash, Inc.	82	6,920
Green Dot Corp. (Class A Stock)*	80	2,307
Navient Corp.	310	4,269
PRA Group, Inc.*	60	2,036
SLM Corp.	620	5,233
Synchrony Financial	990	35,016
World Acceptance Corp.*	10	1,038
		303,665
Containers & Packaging 0.4%
Amcor PLC	2,565	24,419
AptarGroup, Inc.	110	12,997
Avery Dennison Corp.	140	17,900
Ball Corp.	550	38,483
Greif, Inc. (Class A Stock)	40	1,567
International Paper Co.	630	27,518
Myers Industries, Inc.	35	593
Owens-Illinois, Inc.	230	1,955
Packaging Corp. of America	158	17,295
Sealed Air Corp.	260	10,860
Silgan Holdings, Inc.	110	3,385
Sonoco Products Co.	170	9,809
Westrock Co.	400	14,948
		181,729
Distributors 0.1%
Core-Mark Holding Co., Inc.	60	1,831
Genuine Parts Co.	242	24,824

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Distributors (cont’d.)
LKQ Corp.*	490	$ 16,655
Pool Corp.	67	13,896
		57,206
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	100	2,978
American Public Education, Inc.*	20	434
Career Education Corp.*	90	1,275
Graham Holdings Co. (Class B Stock)	7	4,408
H&R Block, Inc.	310	7,747
Regis Corp.*	30	618
Service Corp. International	290	13,189
Strategic Education, Inc.	39	4,798
WW International, Inc.*	70	2,441
		37,888
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	3,185	677,067
FGL Holdings	200	1,806
Jefferies Financial Group, Inc.	386	7,207
		686,080
Diversified Telecommunication Services 1.9%
AT&T, Inc.	11,842	455,798
ATN International, Inc.	20	1,185
CenturyLink, Inc.	1,588	20,549
Cincinnati Bell, Inc.*	40	204
Cogent Communications Holdings, Inc.	60	3,518
Consolidated Communications Holdings, Inc.	60	240
Frontier Communications Corp.*	35	32
Iridium Communications, Inc.*	130	3,181
Verizon Communications, Inc.	6,704	405,391
Vonage Holdings Corp.*	340	3,322
		893,420
Electric Utilities 1.9%
ALLETE, Inc.	80	6,885
Alliant Energy Corp.	390	20,803
American Electric Power Co., Inc.	806	76,078

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
Duke Energy Corp.	1,178	$ 111,038
Edison International	590	37,111
El Paso Electric Co.	60	4,003
Entergy Corp.	330	40,088
Evergy, Inc.	391	24,989
Eversource Energy	528	44,215
Exelon Corp.	1,582	71,965
FirstEnergy Corp.	870	42,038
Hawaiian Electric Industries, Inc.	160	7,224
IDACORP, Inc.	80	8,610
NextEra Energy, Inc.	797	189,957
OGE Energy Corp.	313	13,478
Pinnacle West Capital Corp.	192	18,071
PNM Resources, Inc.	140	7,301
PPL Corp.	1,154	38,647
Southern Co. (The)	1,686	105,645
Xcel Energy, Inc.	860	54,618
		922,764
Electrical Equipment 0.5%
Acuity Brands, Inc.	63	7,862
AMETEK, Inc.	370	33,910
AZZ, Inc.	30	1,164
Eaton Corp. PLC	678	59,061
Emerson Electric Co.	1,000	70,150
Encore Wire Corp.	42	2,360
EnerSys	65	4,346
Hubbell, Inc.	96	13,603
nVent Electric PLC	240	5,534
Powell Industries, Inc.	10	392
Regal Beloit Corp.	70	5,183
Rockwell Automation, Inc.	190	32,678
Vicor Corp.*	30	1,091
		237,334
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp. (Class A Stock)	482	48,359
Anixter International, Inc.*	42	3,476
Arlo Technologies, Inc.*	99	338
Arrow Electronics, Inc.*	130	10,306

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Avnet, Inc.	180	$ 7,121
Badger Meter, Inc.	40	2,312
Bel Fuse, Inc. (Class B Stock)	20	294
Belden, Inc.	60	3,077
Benchmark Electronics, Inc.	50	1,695
CDW Corp.	240	30,698
Cognex Corp.	270	13,902
Coherent, Inc.*	40	5,957
Corning, Inc.	1,250	37,038
CTS Corp.	40	1,067
Daktronics, Inc.	50	343
ePlus, Inc.*	16	1,250
Fabrinet (Thailand)*	60	3,374
FARO Technologies, Inc.*	20	954
FLIR Systems, Inc.	220	11,343
II-VI, Inc.*	117	3,879
Insight Enterprises, Inc.*	60	3,683
IPG Photonics Corp.*	62	8,325
Itron, Inc.*	50	3,813
Jabil, Inc.	210	7,732
KEMET Corp.	45	978
Keysight Technologies, Inc.*	305	30,778
Knowles Corp.*	130	2,805
Littelfuse, Inc.	41	7,198
Methode Electronics, Inc.	66	2,270
MTS Systems Corp.	40	2,259
National Instruments Corp.	190	7,864
OSI Systems, Inc.*	26	2,580
Plexus Corp.*	57	4,215
Rogers Corp.*	32	4,335
Sanmina Corp.*	110	3,380
ScanSource, Inc.*	40	1,292
SYNNEX Corp.	71	8,360
TE Connectivity Ltd.	554	49,583
Tech Data Corp.*	62	7,533
Trimble, Inc.*	400	15,936
TTM Technologies, Inc.*	150	1,757
Vishay Intertechnology, Inc.	160	3,224
Zebra Technologies Corp. (Class A Stock)*	88	20,933
		387,616

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services 0.4%
Apergy Corp.*	106	$ 2,668
Archrock, Inc.	110	1,060
Baker Hughes Co.	1,020	21,828
Core Laboratories NV	65	2,863
Diamond Offshore Drilling, Inc.*	50	265
DMC Global, Inc.	20	895
Dril-Quip, Inc.*	50	2,051
Era Group, Inc.*	30	290
Exterran Corp.*	18	228
Geospace Technologies Corp.*	20	292
Halliburton Co.	1,414	27,219
Helix Energy Solutions Group, Inc.*	140	1,203
Helmerich & Payne, Inc.	180	6,750
KLX Energy Services Holdings, Inc.*	28	222
Matrix Service Co.*	40	750
McDermott International, Inc.*(a)	220	359
Nabors Industries Ltd.	437	808
National Oilwell Varco, Inc.	620	14,024
Newpark Resources, Inc.*	60	360
NexTier Oilfield Solutions, Inc.*	113	488
Noble Corp. PLC*	350	431
Oceaneering International, Inc.*	120	1,699
Oil States International, Inc.*	70	999
Patterson-UTI Energy, Inc.	260	2,163
ProPetro Holding Corp.*	85	659
RPC, Inc.	90	373
Schlumberger Ltd.	2,243	73,324
SEACOR Holdings, Inc.*	25	1,073
TechnipFMC PLC (United Kingdom)	660	13,022
TETRA Technologies, Inc.*	150	255
Transocean Ltd.*	830	3,942
US Silica Holdings, Inc.	80	357
Valaris PLC	257	1,056
		183,976
Entertainment 1.6%
Activision Blizzard, Inc.	1,242	69,589
Cinemark Holdings, Inc.	165	6,039
Electronic Arts, Inc.*	479	46,176
Glu Mobile, Inc.*	190	1,127
Live Nation Entertainment, Inc.*	220	15,510

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
Marcus Corp. (The)	20	$ 722
Netflix, Inc.*	713	204,923
Take-Two Interactive Software, Inc.*	190	22,867
Viacom, Inc. (Class B Stock)	540	11,642
Walt Disney Co. (The)	2,923	379,756
World Wrestling Entertainment, Inc. (Class A Stock)	80	4,483
		762,834
Equity Real Estate Investment Trusts (REITs) 3.4%
Acadia Realty Trust	110	3,078
Agree Realty Corp.	70	5,514
Alexander & Baldwin, Inc.	82	1,928
Alexandria Real Estate Equities, Inc.	188	29,845
American Assets Trust, Inc.	70	3,427
American Campus Communities, Inc.	230	11,495
American Tower Corp.	723	157,672
Apartment Investment & Management Co. (Class A Stock)	239	13,116
Armada Hoffler Properties, Inc.	35	656
AvalonBay Communities, Inc.	229	49,844
Boston Properties, Inc.	234	32,105
Brixmor Property Group, Inc.	480	10,570
Camden Property Trust	156	17,842
CareTrust REIT, Inc.	130	3,151
CBL & Associates Properties, Inc.	85	122
Cedar Realty Trust, Inc.	70	234
Chatham Lodging Trust	25	451
Community Healthcare Trust, Inc.	20	968
CoreCivic, Inc.	140	2,136
CoreSite Realty Corp.	61	7,167
Corporate Office Properties Trust	180	5,335
Cousins Properties, Inc.	245	9,832
Crown Castle International Corp.	676	93,822
CyrusOne, Inc.	180	12,830
DiamondRock Hospitality Co.	250	2,495
Digital Realty Trust, Inc.	340	43,194
Douglas Emmett, Inc.	260	11,263
Duke Realty Corp.	580	20,381
Easterly Government Properties, Inc.	85	1,897
EastGroup Properties, Inc.	62	8,305
EPR Properties	130	10,113
Equinix, Inc.	143	81,050

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Equity Residential	564	$ 50,004
Essential Properties Realty Trust, Inc.	120	3,079
Essex Property Trust, Inc.	112	36,639
Extra Space Storage, Inc.	209	23,464
Federal Realty Investment Trust	123	16,729
First Industrial Realty Trust, Inc.	190	8,001
Four Corners Property Trust, Inc.	90	2,579
Franklin Street Properties Corp.	170	1,462
GEO Group, Inc. (The)	155	2,359
Getty Realty Corp.	55	1,845
Global Net Lease, Inc.	100	1,948
Healthcare Realty Trust, Inc.	215	7,476
Healthpeak Properties, Inc.	800	30,096
Hersha Hospitality Trust	20	276
Highwoods Properties, Inc.	160	7,488
Host Hotels & Resorts, Inc.	1,150	18,848
Independence Realty Trust, Inc.	140	2,156
Innovative Industrial Properties, Inc.	13	988
Iron Mountain, Inc.	470	15,416
iStar, Inc.	90	1,171
JBG SMITH Properties	200	8,052
Kilroy Realty Corp.	160	13,429
Kimco Realty Corp.	660	14,230
Kite Realty Group Trust	80	1,426
Lamar Advertising Co. (Class A Stock)	150	12,001
Lexington Realty Trust	400	4,352
Liberty Property Trust	264	15,594
Life Storage, Inc.	75	8,169
LTC Properties, Inc.	60	3,111
Macerich Co. (The)	166	4,565
Mack-Cali Realty Corp.	130	2,785
Medical Properties Trust, Inc.	720	14,926
Mid-America Apartment Communities, Inc.	184	25,574
National Retail Properties, Inc.	284	16,730
National Storage Affiliates Trust	90	3,075
Office Properties Income Trust	63	2,008
Omega Healthcare Investors, Inc.	340	14,974
Park Hotels & Resorts, Inc.	350	8,137
Pebblebrook Hotel Trust	190	4,885
Pennsylvania Real Estate Investment Trust	20	110
PotlatchDeltic Corp.	93	3,950
Prologis, Inc.	1,022	89,691

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
PS Business Parks, Inc.	36	$ 6,500
Public Storage	247	55,046
Rayonier, Inc.	190	5,126
Realty Income Corp.	516	42,204
Regency Centers Corp.	281	18,894
Retail Opportunity Investments Corp.	150	2,800
RPT Realty	80	1,160
Sabra Health Care REIT, Inc.	273	6,716
Saul Centers, Inc.	10	535
SBA Communications Corp.	191	45,964
Senior Housing Properties Trust	310	3,077
Service Properties Trust	240	6,072
Simon Property Group, Inc.	504	75,943
SL Green Realty Corp.	137	11,453
Spirit Realty Capital, Inc.	130	6,479
Summit Hotel Properties, Inc.	95	1,165
Tanger Factory Outlet Centers, Inc.	130	2,096
Taubman Centers, Inc.	100	3,578
UDR, Inc.	495	24,874
Uniti Group, Inc.	250	1,730
Universal Health Realty Income Trust	26	3,100
Urban Edge Properties	150	3,167
Urstadt Biddle Properties, Inc. (Class A Stock)	20	487
Ventas, Inc.	606	39,451
Vornado Realty Trust	250	16,407
Washington Prime Group, Inc.	130	549
Washington Real Estate Investment Trust	100	3,102
Weingarten Realty Investors	180	5,711
Welltower, Inc.	658	59,674
Weyerhaeuser Co.	1,200	35,052
Whitestone REIT	30	427
Xenia Hotels & Resorts, Inc.	160	3,368
		1,647,543
Food & Staples Retailing 1.4%
Andersons, Inc. (The)	33	608
Casey’s General Stores, Inc.	60	10,248
Chefs’ Warehouse, Inc. (The)*	30	994
Costco Wholesale Corp.	714	212,136
Kroger Co. (The)	1,272	31,342
PriceSmart, Inc.	30	2,223

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
SpartanNash Co.	20	$ 262
Sprouts Farmers Market, Inc.*	170	3,300
Sysco Corp.	832	66,452
United Natural Foods, Inc.*	50	375
Walgreens Boots Alliance, Inc.	1,224	67,051
Walmart, Inc.	2,311	270,988
		665,979
Food Products 1.1%
Archer-Daniels-Midland Co.	890	37,416
B&G Foods, Inc.	96	1,493
Calavo Growers, Inc.	30	2,602
Cal-Maine Foods, Inc.	43	1,715
Campbell Soup Co.	280	12,967
Conagra Brands, Inc.	776	20,991
Darling Ingredients, Inc.*	240	4,632
Dean Foods Co.	40	39
Flowers Foods, Inc.	310	6,733
Fresh Del Monte Produce, Inc.	50	1,595
General Mills, Inc.	980	49,843
Hain Celestial Group, Inc. (The)*	110	2,600
Hershey Co. (The)	245	35,983
Hormel Foods Corp.	450	18,400
Ingredion, Inc.	108	8,532
J&J Snack Foods Corp.	24	4,578
J.M. Smucker Co. (The)	192	20,290
John B. Sanfilippo & Son, Inc.	10	1,061
Kellogg Co.	400	25,412
Kraft Heinz Co. (The)	1,008	32,589
Lamb Weston Holdings, Inc.	240	18,730
Lancaster Colony Corp.	35	4,871
McCormick & Co., Inc.	200	32,138
Mondelez International, Inc. (Class A Stock)	2,346	123,048
Pilgrim’s Pride Corp.*	80	2,429
Post Holdings, Inc.*	110	11,319
Sanderson Farms, Inc.	35	5,418
Seneca Foods Corp. (Class A Stock)*	16	566
Tootsie Roll Industries, Inc.	20	686

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
TreeHouse Foods, Inc.*	98	$ 5,294
Tyson Foods, Inc. (Class A Stock)	482	39,905
		533,875
Gas Utilities 0.2%
Atmos Energy Corp.	196	22,046
National Fuel Gas Co.	130	5,890
New Jersey Resources Corp.	130	5,668
Northwest Natural Holding Co.	56	3,884
ONE Gas, Inc.	86	7,984
South Jersey Industries, Inc.	130	4,181
Southwest Gas Holdings, Inc.	86	7,508
Spire, Inc.	86	7,229
UGI Corp.	350	16,685
		81,075
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	2,878	240,630
ABIOMED, Inc.*	77	15,984
Align Technology, Inc.*	123	31,032
AngioDynamics, Inc.*	30	459
Avanos Medical, Inc.*	70	3,083
Baxter International, Inc.	830	63,661
Becton Dickinson & Co.	442	113,152
Boston Scientific Corp.*	2,260	94,242
Cantel Medical Corp.	60	4,373
Cardiovascular Systems, Inc.*	50	2,226
CONMED Corp.	50	5,501
Cooper Cos., Inc. (The)	90	26,190
CryoLife, Inc.*	30	674
Cutera, Inc.*	10	315
Danaher Corp.	1,037	142,919
Dentsply Sirona, Inc.	380	20,816
Edwards Lifesciences Corp.*	338	80,572
Globus Medical, Inc. (Class A Stock)*	122	6,389
Haemonetics Corp.*	90	10,866
Heska Corp.*	7	567
Hill-Rom Holdings, Inc.	110	11,516
Hologic, Inc.*	440	21,256
ICU Medical, Inc.*	30	4,848

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
IDEXX Laboratories, Inc.*	148	$ 42,181
Inogen, Inc.*	26	1,415
Integer Holdings Corp.*	60	4,646
Integra LifeSciences Holdings Corp.*	115	6,677
Intuitive Surgical, Inc.*	193	106,719
Invacare Corp.	40	309
Lantheus Holdings, Inc.*	40	834
LeMaitre Vascular, Inc.	17	588
LivaNova PLC*	75	5,305
Masimo Corp.*	87	12,684
Medtronic PLC	2,176	236,966
Meridian Bioscience, Inc.	44	431
Merit Medical Systems, Inc.*	86	1,776
Mesa Laboratories, Inc.	10	2,278
Natus Medical, Inc.*	40	1,347
Neogen Corp.*	93	6,051
NuVasive, Inc.*	85	5,996
OraSure Technologies, Inc.*	25	214
Orthofix Medical, Inc.*	30	1,261
Penumbra, Inc.*	55	8,578
ResMed, Inc.	236	34,909
STERIS PLC	143	20,245
Stryker Corp.	522	112,893
Surmodics, Inc.*	20	950
Tactile Systems Technology, Inc.*	21	954
Teleflex, Inc.	77	26,751
Varex Imaging Corp.*	39	1,170
Varian Medical Systems, Inc.*	150	18,122
West Pharmaceutical Services, Inc.	120	17,261
Zimmer Biomet Holdings, Inc.	340	46,998
		1,627,780
Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc.*	135	4,049
Addus HomeCare Corp.*	18	1,516
Amedisys, Inc.*	66	8,482
AmerisourceBergen Corp.	256	21,857
AMN Healthcare Services, Inc.*	80	4,701
Anthem, Inc.	419	112,744
BioTelemetry, Inc.*	59	2,322
Cardinal Health, Inc.	480	23,736

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Centene Corp.*	674	$ 35,776
Chemed Corp.	26	10,242
Cigna Corp.	624	111,359
Community Health Systems, Inc.*	60	212
CorVel Corp.*	14	1,108
Covetrus, Inc.*	142	1,408
Cross Country Healthcare, Inc.*	30	324
CVS Health Corp.	2,123	140,946
DaVita, Inc.*	160	9,376
Diplomat Pharmacy, Inc.*	40	218
Encompass Health Corp.	170	10,883
Ensign Group, Inc. (The)	80	3,380
Hanger, Inc.*	60	1,357
HCA Healthcare, Inc.	439	58,624
HealthEquity, Inc.*	110	6,247
Henry Schein, Inc.*	248	15,521
Humana, Inc.	225	66,195
Laboratory Corp. of America Holdings*	165	27,187
LHC Group, Inc.*	49	5,438
Magellan Health, Inc.*	34	2,207
McKesson Corp.	311	41,363
MEDNAX, Inc.*	130	2,855
Molina Healthcare, Inc.*	100	11,764
Owens & Minor, Inc.	30	202
Patterson Cos., Inc.	94	1,610
Pennant Group, Inc. (The)*	40	720
Providence Service Corp. (The)*	16	1,022
Quest Diagnostics, Inc.	224	22,680
Select Medical Holdings Corp.*	160	2,915
Tenet Healthcare Corp.*	160	4,054
Tivity Health, Inc.*	56	908
UnitedHealth Group, Inc.	1,537	388,400
Universal Health Services, Inc. (Class B Stock)	140	19,244
US Physical Therapy, Inc.	20	2,829
WellCare Health Plans, Inc.*	82	24,321
		1,212,302
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	230	2,516
Cerner Corp.	530	35,573
Computer Programs & Systems, Inc.	20	461

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology (cont’d.)
HealthStream, Inc.*	20	$ 561
HMS Holdings Corp.*	140	4,577
NextGen Healthcare, Inc.*	30	507
Omnicell, Inc.*	66	4,646
Tabula Rasa HealthCare, Inc.*	40	2,038
		50,879
Hotels, Restaurants & Leisure 1.9%
BJ’s Restaurants, Inc.	30	1,188
Bloomin’ Brands, Inc.	130	2,575
Boyd Gaming Corp.	102	2,780
Brinker International, Inc.	70	3,112
Caesars Entertainment Corp.*	880	10,806
Carnival Corp.	650	27,878
Cheesecake Factory, Inc. (The)	70	2,925
Chipotle Mexican Grill, Inc.*	50	38,908
Churchill Downs, Inc.	57	7,409
Chuy’s Holdings, Inc.*	20	487
Cracker Barrel Old Country Store, Inc.	42	6,531
Darden Restaurants, Inc.	200	22,454
Dave & Buster’s Entertainment, Inc.	70	2,785
Dine Brands Global, Inc.	30	2,195
Domino’s Pizza, Inc.	68	18,470
Dunkin’ Brands Group, Inc.	132	10,378
El Pollo Loco Holdings, Inc.*	31	360
Eldorado Resorts, Inc.*	100	4,477
Fiesta Restaurant Group, Inc.*	30	258
Hilton Worldwide Holdings, Inc.	483	46,832
Jack in the Box, Inc.	50	4,201
Las Vegas Sands Corp.	530	32,775
Marriott International, Inc. (Class A Stock)	445	56,315
Marriott Vacations Worldwide Corp.	66	7,255
McDonald’s Corp.	1,238	243,515
MGM Resorts International	842	23,997
Monarch Casino & Resort, Inc.*	20	864
Norwegian Cruise Line Holdings Ltd.*	356	18,071
Papa John’s International, Inc.	36	2,108
Penn National Gaming, Inc.*	140	2,984
Red Robin Gourmet Burgers, Inc.*	10	305
Royal Caribbean Cruises Ltd.	280	30,472
Ruth’s Hospitality Group, Inc.	30	617

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Scientific Games Corp.*	80	$ 1,919
Shake Shack, Inc. (Class A Stock)*	48	3,949
Six Flags Entertainment Corp.	140	5,907
Starbucks Corp.	1,949	164,807
Texas Roadhouse, Inc.	100	5,650
Wendy’s Co. (The)	270	5,719
Wingstop, Inc.	48	4,005
Wyndham Destinations, Inc.	140	6,497
Wyndham Hotels & Resorts, Inc.	150	8,095
Wynn Resorts Ltd.	158	19,172
Yum! Brands, Inc.	497	50,550
		912,557
Household Durables 0.5%
Cavco Industries, Inc.*	14	2,683
Century Communities, Inc.*	40	1,207
D.R. Horton, Inc.	550	28,803
Ethan Allen Interiors, Inc.	20	394
Garmin Ltd.	236	22,125
Helen of Troy Ltd.*	40	5,990
Installed Building Products, Inc.*	28	1,826
iRobot Corp.*	45	2,163
KB Home	120	4,283
La-Z-Boy, Inc.	80	2,841
Leggett & Platt, Inc.	210	10,773
Lennar Corp. (Class A Stock)	472	28,131
LGI Homes, Inc.*	32	2,511
M/I Homes, Inc.*	46	2,032
MDC Holdings, Inc.	87	3,368
Meritage Homes Corp.*	60	4,325
Mohawk Industries, Inc.*	107	15,342
Newell Brands, Inc.	586	11,116
NVR, Inc.*	6	21,820
PulteGroup, Inc.	410	16,088
Tempur Sealy International, Inc.*	70	6,367
Toll Brothers, Inc.	210	8,352
TopBuild Corp.*	62	6,444
TRI Pointe Group, Inc.*	185	2,912
Tupperware Brands Corp.	80	770
Universal Electronics, Inc.*	30	1,564

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Whirlpool Corp.	106	$ 16,125
William Lyon Homes (Class A Stock)*	15	290
		230,645
Household Products 1.6%
Central Garden & Pet Co.*	20	600
Central Garden & Pet Co. (Class A Stock)*	48	1,357
Church & Dwight Co., Inc.	407	28,466
Clorox Co. (The)	212	31,310
Colgate-Palmolive Co.	1,390	95,354
Energizer Holdings, Inc.	106	4,504
Kimberly-Clark Corp.	562	74,679
Procter & Gamble Co. (The)	4,076	507,503
WD-40 Co.	23	4,310
		748,083
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	1,070	18,244
NRG Energy, Inc.	420	16,850
		35,094
Industrial Conglomerates 1.2%
3M Co.	932	153,771
Carlisle Cos., Inc.	95	14,466
General Electric Co.	14,070	140,419
Honeywell International, Inc.	1,176	203,130
Raven Industries, Inc.	40	1,395
Roper Technologies, Inc.	171	57,620
		570,801
Insurance 2.4%
Aflac, Inc.	1,208	64,217
Alleghany Corp.*	32	24,905
Allstate Corp. (The)	540	57,467
Ambac Financial Group, Inc.*	55	1,128
American Equity Investment Life Holding Co.	130	3,208
American Financial Group, Inc.	128	13,317
American International Group, Inc.	1,420	75,203
AMERISAFE, Inc.	34	2,160

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Aon PLC	392	$ 75,719
Arthur J Gallagher & Co.	310	28,278
Assurant, Inc.	100	12,607
Brighthouse Financial, Inc.*	180	6,797
Brown & Brown, Inc.	370	13,942
Chubb Ltd.	739	112,638
Cincinnati Financial Corp.	244	27,623
CNO Financial Group, Inc.	220	3,443
eHealth, Inc.*	30	2,071
Employers Holdings, Inc.	36	1,524
Everest Re Group Ltd.	66	16,968
First American Financial Corp.	190	11,738
Genworth Financial, Inc. (Class A Stock)*	800	3,424
Globe Life, Inc.	167	16,254
Hanover Insurance Group, Inc. (The)	68	8,956
Hartford Financial Services Group, Inc. (The)	580	33,106
HCI Group, Inc.	14	589
Horace Mann Educators Corp.	60	2,614
James River Group Holdings Ltd.	45	1,611
Kemper Corp.	101	7,260
Lincoln National Corp.	330	18,638
Loews Corp.	426	20,874
Marsh & McLennan Cos., Inc.	818	84,761
Mercury General Corp.	40	1,922
MetLife, Inc.	1,290	60,359
Old Republic International Corp.	450	10,053
Primerica, Inc.	70	8,833
Principal Financial Group, Inc.	420	22,420
ProAssurance Corp.	90	3,530
Progressive Corp. (The)	958	66,773
Prudential Financial, Inc.	650	59,241
Reinsurance Group of America, Inc.	102	16,572
RenaissanceRe Holdings Ltd. (Bermuda)	79	14,787
RLI Corp.	60	5,839
Safety Insurance Group, Inc.	28	2,722
Selective Insurance Group, Inc.	100	6,912
Stewart Information Services Corp.	23	941
Third Point Reinsurance Ltd. (Bermuda)*	80	759
Travelers Cos., Inc. (The)	428	56,094
United Fire Group, Inc.	35	1,593
United Insurance Holdings Corp.	30	368
Universal Insurance Holdings, Inc.	50	1,356

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Unum Group	325	$ 8,951
W.R. Berkley Corp.	233	16,287
Willis Towers Watson PLC	216	40,370
		1,159,722
Interactive Media & Services 4.2%
Alphabet, Inc. (Class A Stock)*	487	613,036
Alphabet, Inc. (Class C Stock)*	498	627,535
Care.com, Inc.*	40	467
Facebook, Inc. (Class A Stock)*	3,909	749,160
QuinStreet, Inc.*	70	898
TripAdvisor, Inc.*	150	6,060
Twitter, Inc.*	1,250	37,462
Yelp, Inc.*	110	3,796
		2,038,414
Internet & Direct Marketing Retail 3.0%
Amazon.com, Inc.*	679	1,206,352
Booking Holdings, Inc.*	71	145,463
eBay, Inc.	1,270	44,767
Etsy, Inc.*	200	8,898
Expedia Group, Inc.	231	31,568
GrubHub, Inc.*	150	5,109
Liquidity Services, Inc.*	50	325
PetMed Express, Inc.	20	468
Shutterstock, Inc.*	20	812
Stamps.com, Inc.*	33	2,786
		1,446,548
IT Services 4.8%
Accenture PLC (Class A Stock)	1,038	192,466
Akamai Technologies, Inc.*	270	23,355
Alliance Data Systems Corp.	75	7,500
Automatic Data Processing, Inc.	702	113,886
Broadridge Financial Solutions, Inc.	188	23,541
CACI International, Inc. (Class A Stock)*	46	10,293
Cardtronics PLC (Class A Stock)*	44	1,507
Cognizant Technology Solutions Corp. (Class A Stock)	890	54,237
CoreLogic, Inc.*	140	5,669

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
CSG Systems International, Inc.	50	$ 2,882
DXC Technology Co.	423	11,704
EVERTEC, Inc. (Puerto Rico)	100	3,059
ExlService Holdings, Inc.*	54	3,760
Fidelity National Information Services, Inc.	995	131,101
Fiserv, Inc.*	930	98,710
FleetCor Technologies, Inc.*	144	42,368
Gartner, Inc.*	150	23,112
Global Payments, Inc.	496	83,913
International Business Machines Corp.	1,435	191,903
Jack Henry & Associates, Inc.	130	18,403
KBR, Inc.	220	6,195
Leidos Holdings, Inc.	230	19,833
LiveRamp Holdings, Inc.*	110	4,300
ManTech International Corp. (Class A Stock)	36	2,851
Mastercard, Inc. (Class A Stock)	1,451	401,651
MAXIMUS, Inc.	110	8,441
NIC, Inc.	70	1,646
Paychex, Inc.	514	42,991
PayPal Holdings, Inc.*	1,912	199,039
Perficient, Inc.*	40	1,568
Perspecta, Inc.	221	5,865
Sabre Corp.	395	9,275
Science Applications International Corp.	79	6,527
Sykes Enterprises, Inc.*	40	1,236
TTEC Holdings, Inc.	20	947
Unisys Corp.*	60	616
VeriSign, Inc.*	171	32,493
Virtusa Corp.*	40	1,491
Visa, Inc. (Class A Stock)	2,823	504,922
Western Union Co. (The)	650	16,289
WEX, Inc.*	73	13,810
		2,325,355
Leisure Products 0.1%
Brunswick Corp.	140	8,153
Callaway Golf Co.	110	2,224
Hasbro, Inc.	190	18,489
Mattel, Inc.*	490	5,851
Polaris, Inc.	92	9,076

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Leisure Products (cont’d.)
Sturm Ruger & Co., Inc.	34	$ 1,556
Vista Outdoor, Inc.*	90	603
		45,952
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	520	39,390
Bio-Rad Laboratories, Inc. (Class A Stock)*	35	11,607
Bio-Techne Corp.	67	13,947
Cambrex Corp.*	46	2,748
Charles River Laboratories International, Inc.*	80	10,398
Illumina, Inc.*	242	71,516
IQVIA Holdings, Inc.*	295	42,604
Luminex Corp.	43	881
Medpace Holdings, Inc.*	40	2,945
Mettler-Toledo International, Inc.*	48	33,837
NeoGenomics, Inc.*	140	3,210
PerkinElmer, Inc.	188	16,161
PRA Health Sciences, Inc.*	102	9,966
Syneos Health, Inc.*	110	5,517
Thermo Fisher Scientific, Inc.	652	196,891
Waters Corp.*	113	23,913
		485,531
Machinery 1.8%
Actuant Corp. (Class A Stock)	70	1,734
AGCO Corp.	110	8,436
Alamo Group, Inc.	14	1,499
Albany International Corp. (Class A Stock)	50	4,199
Astec Industries, Inc.	30	1,053
Barnes Group, Inc.	70	4,091
Briggs & Stratton Corp.	20	147
Caterpillar, Inc.	910	125,398
Chart Industries, Inc.*	68	3,987
CIRCOR International, Inc.*	16	613
Colfax Corp.*	140	4,704
Crane Co.	84	6,428
Cummins, Inc.	256	44,155
Deere & Co.	514	89,508
Donaldson Co., Inc.	210	11,075
Dover Corp.	242	25,141

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
EnPro Industries, Inc.	30	$ 2,086
ESCO Technologies, Inc.	40	3,380
Federal Signal Corp.	100	3,244
Flowserve Corp.	200	9,768
Fortive Corp.	478	32,982
Franklin Electric Co., Inc.	63	3,393
Graco, Inc.	276	12,475
Greenbrier Cos., Inc. (The)	40	1,172
Harsco Corp.*	90	1,824
Hillenbrand, Inc.	94	2,894
IDEX Corp.	126	19,597
Illinois Tool Works, Inc.	485	81,761
Ingersoll-Rand PLC	396	50,248
ITT, Inc.	140	8,323
John Bean Technologies Corp.	50	5,138
Kennametal, Inc.	120	3,714
Lincoln Electric Holdings, Inc.	114	10,211
Lindsay Corp.	15	1,416
Lydall, Inc.*	10	196
Mueller Industries, Inc.	90	2,769
Nordson Corp.	90	14,113
Oshkosh Corp.	118	10,075
PACCAR, Inc.	560	42,594
Parker-Hannifin Corp.	214	39,267
Pentair PLC	270	11,197
Proto Labs, Inc.*	47	4,558
Snap-on, Inc.	95	15,454
SPX Corp.*	70	3,188
SPX FLOW, Inc.*	60	2,717
Standex International Corp.	24	1,819
Stanley Black & Decker, Inc.	254	38,438
Tennant Co.	30	2,323
Terex Corp.	90	2,479
Timken Co. (The)	100	4,900
Titan International, Inc.	42	112
Toro Co. (The)	170	13,112
Trinity Industries, Inc.	140	2,769
Wabash National Corp.	30	428
Wabtec Corp.	294	20,395
Watts Water Technologies, Inc. (Class A Stock)	45	4,196

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Woodward, Inc.	90	$ 9,599
Xylem, Inc.	294	22,547
		855,039
Marine 0.0%
Kirby Corp.*	112	8,866
Matson, Inc.	70	2,673
		11,539
Media 1.3%
AMC Networks, Inc. (Class A Stock)*	70	3,049
Cable One, Inc.	13	17,230
CBS Corp. (Class B Stock)	510	18,381
Charter Communications, Inc. (Class A Stock)*	269	125,854
Comcast Corp. (Class A Stock)	7,346	329,248
Discovery, Inc. (Class A Stock)*	230	6,200
Discovery, Inc. (Class C Stock)*	560	14,134
DISH Network Corp. (Class A Stock)*	380	13,064
EW Scripps Co. (The) (Class A Stock)	50	672
Fox Corp. (Class A Stock)	560	17,942
Fox Corp. (Class B Stock)	270	8,435
Gannett Co., Inc.	140	1,519
Interpublic Group of Cos., Inc. (The)	600	13,050
John Wiley & Sons, Inc. (Class A Stock)	60	2,764
Meredith Corp.	60	2,262
New Media Investment Group, Inc.	30	264
New York Times Co. (The) (Class A Stock)	230	7,107
News Corp. (Class A Stock)	620	8,500
News Corp. (Class B Stock)	150	2,118
Omnicom Group, Inc.	360	27,789
Scholastic Corp.	30	1,155
TechTarget, Inc.*	30	732
TEGNA, Inc.	310	4,659
		626,128
Metals & Mining 0.3%
AK Steel Holding Corp.*	290	684
Allegheny Technologies, Inc.*	185	3,887
Carpenter Technology Corp.	80	3,922

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Century Aluminum Co.*	40	$ 233
Cleveland-Cliffs, Inc.	400	2,892
Commercial Metals Co.	150	2,899
Compass Minerals International, Inc.	60	3,389
Freeport-McMoRan, Inc.	2,350	23,077
Haynes International, Inc.	16	551
Kaiser Aluminum Corp.	26	2,784
Materion Corp.	36	2,046
Newmont Goldcorp Corp.	1,310	52,046
Nucor Corp.	496	26,710
Olympic Steel, Inc.	20	300
Reliance Steel & Aluminum Co.	110	12,764
Royal Gold, Inc.	108	12,468
Steel Dynamics, Inc.	340	10,322
SunCoke Energy, Inc.*	40	212
TimkenSteel Corp.*	30	169
United States Steel Corp.	260	2,993
Warrior Met Coal, Inc.	100	1,948
Worthington Industries, Inc.	50	1,840
		168,136
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Apollo Commercial Real Estate Finance, Inc.	230	4,209
ARMOUR Residential REIT, Inc.	50	836
Capstead Mortgage Corp.	40	309
Granite Point Mortgage Trust, Inc.	60	1,116
Invesco Mortgage Capital, Inc.	220	3,463
KKR Real Estate Finance Trust, Inc.	40	802
New York Mortgage Trust, Inc.	285	1,784
PennyMac Mortgage Investment Trust	130	2,976
Redwood Trust, Inc.	130	2,124
		17,619
Multiline Retail 0.5%
Big Lots, Inc.	50	1,084
Dillard’s, Inc. (Class A Stock)	30	2,069
Dollar General Corp.	420	67,343
Dollar Tree, Inc.*	389	42,946
J.C. Penney Co., Inc.*	140	140
Kohl’s Corp.	250	12,815

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail (cont’d.)
Macy’s, Inc.	450	$ 6,822
Nordstrom, Inc.	166	5,959
Ollie’s Bargain Outlet Holdings, Inc.*	90	5,749
Target Corp.	834	89,163
		234,090
Multi-Utilities 1.0%
Ameren Corp.	400	31,080
Avista Corp.	120	5,764
Black Hills Corp.	100	7,883
CenterPoint Energy, Inc.	784	22,791
CMS Energy Corp.	460	29,403
Consolidated Edison, Inc.	542	49,983
Dominion Energy, Inc.	1,333	110,039
DTE Energy Co.	301	38,323
MDU Resources Group, Inc.	310	8,956
NiSource, Inc.	600	16,824
NorthWestern Corp.	90	6,527
Public Service Enterprise Group, Inc.	820	51,914
Sempra Energy	450	65,030
WEC Energy Group, Inc.	510	48,144
		492,661
Oil, Gas & Consumable Fuels 3.5%
Antero Midstream Corp.	410	2,640
Apache Corp.	570	12,346
Bonanza Creek Energy, Inc.*	30	535
Cabot Oil & Gas Corp.	630	11,743
Callon Petroleum Co.*	305	1,159
Carrizo Oil & Gas, Inc.*	120	883
Chesapeake Energy Corp.*	1,330	1,782
Chevron Corp.	3,084	358,176
Cimarex Energy Co.	166	7,009
CNX Resources Corp.*	280	2,360
Concho Resources, Inc.	318	21,471
ConocoPhillips	1,802	99,470
CONSOL Energy, Inc.*	55	728
Denbury Resources, Inc.*	610	609
Devon Energy Corp.	620	12,574
Diamondback Energy, Inc.	283	24,270

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
EOG Resources, Inc.	949	$ 65,775
EQT Corp.	380	4,081
Equitrans Midstream Corp.	294	4,092
Exxon Mobil Corp.	6,872	464,341
Green Plains, Inc.	20	247
Gulfport Energy Corp.*	220	613
Hess Corp.	420	27,615
HighPoint Resources Corp.*	75	80
HollyFrontier Corp.	260	14,284
Jagged Peak Energy, Inc.*	90	638
Kinder Morgan, Inc.	3,150	62,937
Laredo Petroleum, Inc.*	170	401
Marathon Oil Corp.	1,250	14,413
Marathon Petroleum Corp.	1,073	68,618
Matador Resources Co.*	145	2,017
Murphy Oil Corp.	210	4,332
Noble Energy, Inc.	730	14,060
Oasis Petroleum, Inc.*	380	992
Occidental Petroleum Corp.	1,450	58,725
ONEOK, Inc.	670	46,786
Par Pacific Holdings, Inc.*	20	453
PBF Energy, Inc. (Class A Stock)	145	4,681
PDC Energy, Inc.*	90	1,796
Penn Virginia Corp.*	20	476
Phillips 66	727	84,928
Pioneer Natural Resources Co.	271	33,338
QEP Resources, Inc.	300	999
Range Resources Corp.	280	1,128
Renewable Energy Group, Inc.*	40	654
REX American Resources Corp.*	6	486
Ring Energy, Inc.*	50	83
SM Energy Co.	135	1,058
Southwestern Energy Co.*	810	1,661
SRC Energy, Inc.*	300	936
Talos Energy, Inc.*	30	646
Unit Corp.*	50	102
Valero Energy Corp.	678	65,752
Whiting Petroleum Corp.*	130	824
Williams Cos., Inc. (The)	1,934	43,148

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
World Fuel Services Corp.	90	$ 3,759
WPX Energy, Inc.*	600	5,988
		1,665,698
Paper & Forest Products 0.0%
Boise Cascade Co.	70	2,504
Clearwater Paper Corp.*	10	185
Domtar Corp.	100	3,639
Louisiana-Pacific Corp.	200	5,846
Mercer International, Inc. (Germany)	60	732
Neenah, Inc.	20	1,290
P.H. Glatfelter Co.	20	360
Schweitzer-Mauduit International, Inc.	30	1,215
		15,771
Personal Products 0.2%
Avon Products, Inc. (United Kingdom)*	550	2,360
Coty, Inc. (Class A Stock)	420	4,910
Edgewell Personal Care Co.*	80	2,800
Estee Lauder Cos., Inc. (The) (Class A Stock)	374	69,665
Inter Parfums, Inc.	30	2,323
Medifast, Inc.	18	1,997
Nu Skin Enterprises, Inc. (Class A Stock)	97	4,324
USANA Health Sciences, Inc.*	20	1,482
		89,861
Pharmaceuticals 3.8%
Akorn, Inc.*	88	439
Allergan PLC	536	94,395
Amphastar Pharmaceuticals, Inc.*	20	386
ANI Pharmaceuticals, Inc.*	10	781
Assertio Therapeutics, Inc.*	100	79
Bristol-Myers Squibb Co.	2,662	152,719
Catalent, Inc.*	235	11,433
Corcept Therapeutics, Inc.*	150	2,189
Eli Lilly & Co.	1,378	157,023
Endo International PLC*	260	1,193
Innoviva, Inc.*	70	813
Johnson & Johnson	4,287	566,056

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Lannett Co., Inc.*	20	$ 238
Merck & Co., Inc.	4,151	359,726
Mylan NV*	826	15,818
Nektar Therapeutics*	260	4,453
Pacira BioSciences, Inc.*	60	2,429
Perrigo Co. PLC	240	12,725
Pfizer, Inc.	8,968	344,102
Phibro Animal Health Corp. (Class A Stock)	20	479
Prestige Consumer Healthcare, Inc.*	80	2,837
Supernus Pharmaceuticals, Inc.*	70	1,945
Zoetis, Inc.	773	98,882
		1,831,140
Professional Services 0.4%
ASGN, Inc.*	90	5,723
Equifax, Inc.	198	27,069
Exponent, Inc.	80	5,082
Forrester Research, Inc.	16	552
FTI Consulting, Inc.*	60	6,532
Heidrick & Struggles International, Inc.	20	569
IHS Markit Ltd.*	650	45,513
Insperity, Inc.	70	7,394
Kelly Services, Inc. (Class A Stock)	20	480
Korn Ferry	100	3,669
ManpowerGroup, Inc.	103	9,365
Nielsen Holdings PLC	570	11,491
Resources Connection, Inc.	30	440
Robert Half International, Inc.	200	11,454
TrueBlue, Inc.*	25	572
Verisk Analytics, Inc.	267	38,635
		174,540
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	540	28,917
Jones Lang LaSalle, Inc.	85	12,454
Marcus & Millichap, Inc.*	30	1,072
RE/MAX Holdings, Inc. (Class A Stock)	20	669
Realogy Holdings Corp.	160	1,261
		44,373

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 1.0%
ArcBest Corp.	33	$ 953
Avis Budget Group, Inc.*	90	2,674
CSX Corp.	1,287	90,437
Genesee & Wyoming, Inc. (Class A Stock)*	96	10,659
Heartland Express, Inc.	40	836
J.B. Hunt Transport Services, Inc.	140	16,458
Kansas City Southern	170	23,933
Knight-Swift Transportation Holdings, Inc.	185	6,745
Landstar System, Inc.	70	7,920
Marten Transport Ltd.	33	715
Norfolk Southern Corp.	430	78,260
Old Dominion Freight Line, Inc.	110	20,029
Ryder System, Inc.	80	3,890
Saia, Inc.*	40	3,568
Union Pacific Corp.	1,145	189,452
Werner Enterprises, Inc.	53	1,935
		458,464
Semiconductors & Semiconductor Equipment 3.8%
Advanced Energy Industries, Inc.*	66	3,901
Advanced Micro Devices, Inc.*	1,750	59,377
Analog Devices, Inc.	598	63,765
Applied Materials, Inc.	1,496	81,173
Axcelis Technologies, Inc.*	30	575
Broadcom, Inc.	649	190,060
Brooks Automation, Inc.	100	4,247
Cabot Microelectronics Corp.	52	7,858
CEVA, Inc.*	16	436
Cirrus Logic, Inc.*	100	6,796
Cohu, Inc.	55	914
Cree, Inc.*	163	7,780
Cypress Semiconductor Corp.	570	13,264
Diodes, Inc.*	50	2,332
DSP Group, Inc.*	40	596
First Solar, Inc.*	130	6,733
FormFactor, Inc.*	75	1,637
Ichor Holdings Ltd.*	30	873
Intel Corp.	7,181	405,942
KLA Corp.	267	45,134
Kulicke & Soffa Industries, Inc. (Singapore)	70	1,662
Lam Research Corp.	238	64,507

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Maxim Integrated Products, Inc.	440	$ 25,810
MaxLinear, Inc.*	80	1,517
Microchip Technology, Inc.	393	37,056
Micron Technology, Inc.*	1,788	85,019
MKS Instruments, Inc.	95	10,281
Monolithic Power Systems, Inc.	65	9,745
NVIDIA Corp.	987	198,407
Onto Innovation, Inc.*	44	1,417
PDF Solutions, Inc.*	30	485
Photronics, Inc.*	60	708
Power Integrations, Inc.	43	3,918
Qorvo, Inc.*	204	16,495
QUALCOMM, Inc.	1,972	158,628
Rambus, Inc.*	150	2,077
Semtech Corp.*	110	5,551
Silicon Laboratories, Inc.*	70	7,437
Skyworks Solutions, Inc.	280	25,497
SMART Global Holdings, Inc.*	20	594
SolarEdge Technologies, Inc.*	80	6,797
Synaptics, Inc.*	40	1,684
Teradyne, Inc.	274	16,774
Texas Instruments, Inc.	1,521	179,463
Ultra Clean Holdings, Inc.*	35	748
Universal Display Corp.	70	14,013
Veeco Instruments, Inc.*	25	341
Xilinx, Inc.	414	37,566
Xperi Corp.	50	1,015
		1,818,605
Software 6.0%
8x8, Inc.*	140	2,705
ACI Worldwide, Inc.*	170	5,336
Adobe, Inc.*	796	221,232
Agilysys, Inc.*	40	1,008
Alarm.com Holdings, Inc.*	50	2,470
ANSYS, Inc.*	137	30,161
Autodesk, Inc.*	362	53,344
Blackbaud, Inc.	82	6,884
Bottomline Technologies DE, Inc.*	60	2,457
Cadence Design Systems, Inc.*	460	30,061
CDK Global, Inc.	200	10,108

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Citrix Systems, Inc.	210	$ 22,861
CommVault Systems, Inc.*	68	3,378
Ebix, Inc.	28	1,194
Fair Isaac Corp.*	53	16,114
Fortinet, Inc.*	230	18,759
Intuit, Inc.	424	109,180
j2 Global, Inc.	81	7,692
LivePerson, Inc.*	100	4,105
LogMeIn, Inc.	87	5,714
Manhattan Associates, Inc.*	100	7,495
Microsoft Corp.	12,398	1,777,501
MicroStrategy, Inc. (Class A Stock)*	16	2,452
NortonLifeLock, Inc.	910	20,821
OneSpan, Inc.*	30	561
Oracle Corp.	3,560	193,984
Progress Software Corp.	78	3,111
PTC, Inc.*	170	11,375
Qualys, Inc.*	58	4,949
salesforce.com, Inc.*	1,425	222,998
SPS Commerce, Inc.*	56	2,955
Synopsys, Inc.*	250	33,937
Teradata Corp.*	170	5,088
TiVo Corp.	100	814
Tyler Technologies, Inc.*	62	16,648
		2,859,452
Specialty Retail 2.3%
Aaron’s, Inc.	120	8,992
Abercrombie & Fitch Co. (Class A Stock)	100	1,619
Advance Auto Parts, Inc.	118	19,173
American Eagle Outfitters, Inc.	240	3,691
Asbury Automotive Group, Inc.*	38	3,919
AutoNation, Inc.*	109	5,543
AutoZone, Inc.*	40	45,775
Barnes & Noble Education, Inc.*	40	164
Bed Bath & Beyond, Inc.	190	2,603
Best Buy Co., Inc.	386	27,726
Boot Barn Holdings, Inc.*	40	1,402
Buckle, Inc. (The)	20	418
Caleres, Inc.	53	1,141
CarMax, Inc.*	265	24,690

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Cato Corp. (The) (Class A Stock)	20	$ 350
Chico’s FAS, Inc.	110	378
Children’s Place, Inc. (The)	24	1,966
Conn’s, Inc.*	30	726
Designer Brands, Inc. (Class A Stock)	90	1,485
Dick’s Sporting Goods, Inc.	110	4,282
Express, Inc.*	30	97
Five Below, Inc.*	90	11,260
Foot Locker, Inc.	180	7,832
GameStop Corp. (Class A Stock)	70	381
Gap, Inc. (The)	320	5,203
Genesco, Inc.*	30	1,166
Group 1 Automotive, Inc.	36	3,580
Guess?, Inc.	40	670
Haverty Furniture Cos., Inc.	20	363
Hibbett Sports, Inc.*	10	239
Home Depot, Inc. (The)	1,775	416,379
L Brands, Inc.	350	5,964
Lithia Motors, Inc. (Class A Stock)	40	6,299
Lowe’s Cos., Inc.	1,254	139,959
Lumber Liquidators Holdings, Inc.*	30	277
MarineMax, Inc.*	26	402
Michaels Cos., Inc. (The)*	110	960
Monro, Inc.	53	3,716
Murphy USA, Inc.*	54	6,368
Office Depot, Inc.	690	1,421
O’Reilly Automotive, Inc.*	130	56,616
Rent-A-Center, Inc.	40	1,035
RH*	30	5,451
Ross Stores, Inc.	598	65,583
Sally Beauty Holdings, Inc.*	172	2,666
Shoe Carnival, Inc.	20	664
Signet Jewelers Ltd.	80	1,283
Sleep Number Corp.*	40	1,925
Sonic Automotive, Inc. (Class A Stock)	20	645
Tailored Brands, Inc.	60	278
Tiffany & Co.	172	21,416
Tile Shop Holdings, Inc.	30	50
TJX Cos., Inc. (The)	1,970	113,570
Tractor Supply Co.	200	19,004
Ulta Beauty, Inc.*	102	23,781
Urban Outfitters, Inc.*	100	2,870

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Vitamin Shoppe, Inc.*	20	$ 129
Williams-Sonoma, Inc.	120	8,015
Zumiez, Inc.*	20	638
		1,094,198
Technology Hardware, Storage & Peripherals 3.9%
3D Systems Corp.*	140	1,328
Apple, Inc.	6,900	1,716,444
Diebold Nixdorf, Inc.*	60	420
Hewlett Packard Enterprise Co.	2,114	34,691
HP, Inc.	2,380	41,340
NCR Corp.*	184	5,375
NetApp, Inc.	390	21,793
Seagate Technology PLC	390	22,632
Western Digital Corp.	472	24,379
Xerox Holdings Corp.	297	10,077
		1,878,479
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.*	230	7,146
Carter’s, Inc.	70	7,017
Crocs, Inc.*	100	3,499
Deckers Outdoor Corp.*	51	7,798
Fossil Group, Inc.*	40	435
G-III Apparel Group Ltd.*	60	1,507
Hanesbrands, Inc.	543	8,259
Kontoor Brands, Inc.	71	2,698
Movado Group, Inc.	20	521
NIKE, Inc. (Class B Stock)	2,028	181,607
Oxford Industries, Inc.	30	2,066
PVH Corp.	118	10,285
Ralph Lauren Corp.	90	8,645
Skechers U.S.A., Inc. (Class A Stock)*	220	8,221
Steven Madden Ltd.	120	4,942
Tapestry, Inc.	458	11,844
Under Armour, Inc. (Class A Stock)*	270	5,575
Under Armour, Inc. (Class C Stock)*	280	5,180
Unifi, Inc.*	20	546
Vera Bradley, Inc.*	30	323

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
VF Corp.	523	$ 43,038
Wolverine World Wide, Inc.	140	4,155
		325,307
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc.*	64	1,859
Dime Community Bancshares, Inc.	30	579
Flagstar Bancorp, Inc.	40	1,454
HomeStreet, Inc.*	30	900
LendingTree, Inc.*	14	5,038
Meta Financial Group, Inc.	42	1,330
New York Community Bancorp, Inc.	700	8,155
NMI Holdings, Inc. (Class A Stock)*	75	2,194
Northfield Bancorp, Inc.	30	510
Northwest Bancshares, Inc.	140	2,362
Oritani Financial Corp.	30	560
Provident Financial Services, Inc.	70	1,746
TrustCo Bank Corp.	50	432
Walker & Dunlop, Inc.	52	3,275
Washington Federal, Inc.	110	4,011
		34,405
Tobacco 0.7%
Altria Group, Inc.	3,026	135,535
Philip Morris International, Inc.	2,528	205,880
Universal Corp.	38	2,082
Vector Group Ltd.	178	2,172
		345,669
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	60	3,590
DXP Enterprises, Inc.*	20	690
Fastenal Co.	920	33,065
GATX Corp.	60	4,773
GMS, Inc.*	60	1,798
Kaman Corp.	46	2,699
MSC Industrial Direct Co., Inc. (Class A Stock)	70	5,125
NOW, Inc.*	150	1,581
United Rentals, Inc.*	126	16,830

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
Veritiv Corp.*	6	$ 82
W.W. Grainger, Inc.	73	22,545
Watsco, Inc.	55	9,696
		102,474
Water Utilities 0.1%
American States Water Co.	70	6,659
American Water Works Co., Inc.	298	36,734
Aqua America, Inc.	360	16,319
California Water Service Group	80	4,478
		64,190
Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.	30	357
Telephone & Data Systems, Inc.	120	3,131
T-Mobile US, Inc.*	520	42,983
		46,471

Total Common Stocks (cost $37,013,721)		45,010,216
Exchange-Traded Funds 2.6%
iShares Core S&P 500 ETF	1,000	304,970
iShares Core S&P Mid-Cap ETF	486	94,920
iShares Core S&P Small-Cap ETF	640	50,829
SPDR S&P 500 ETF Trust	2,658	806,251
Total Exchange-Traded Funds (cost $1,100,642)		1,256,970

	Units
Rights* 0.0%
Chemicals
A. Schulman, Inc., CVR^ (cost $17)	33	—

Total Long-Term Investments (cost $38,114,380)		46,267,186

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Short-Term Investments 4.0%
Affiliated Mutual Funds 3.7%
PGIM Core Ultra Short Bond Fund(w)	1,769,371	$ 1,769,371
PGIM Institutional Money Market Fund (cost $338; includes $338 of cash collateral for securities on loan)(b)(w)	338	338
Total Affiliated Mutual Funds (cost $1,769,709)		1,769,709

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.3%
U.S. Treasury Bills (cost $149,618)	1.919%	12/19/19	150	149,713

Total Short-Term Investments (cost $1,919,327)				1,919,422

TOTAL INVESTMENTS 100.4% (cost $40,033,707)				48,186,608
Liabilities in excess of other assets(z) (0.4)%				(187,532)

Net Assets 100.0%				$ 47,999,076

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

CVR—Contingent Value Rights
ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $326; cash collateral of $338 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Futures contracts outstanding at October 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	Russell 2000 E-Mini Index	Dec. 2019	$ 78,170	$ (999)
11	S&P 500 E-Mini Index	Dec. 2019	1,669,690	18,763
1	S&P Mid Cap 400 E-Mini Index	Dec. 2019	195,500	(1,167)
				$16,597
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).